Note 7 - Balance Sheet Disclosure - Provisions and Contingent Liabilities - Current Other Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Accruals and deferrals	€ 0	€ 1,108
Employee tax liabilities (wage and church tax)	0	518
Tax liabilities (taxes and interest)	0	49
Current employee benefit liabilities (incl. social security)	0	142
Miscellaneous other liabilities	3	6
Total	€ 3	€ 1,823